Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 285,203	$ 86,000
Restricted cash, current (Note 8)	2,769	3,352
Trade accounts receivable	18,316	24,765
Inventories (Note 4)	16,691	14,368
Due from managers	81	81
Due from related parties (Note 3)	671	245
Other current assets	1,524	1,269
Prepaid expenses and other receivables	5,164	4,350
Total Current Assets	330,419	134,430
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Note 6)	337,671	454,612
Vessels and other fixed assets, net (Note 5)	1,772,664	1,441,851
Total Fixed Assets	2,110,335	1,896,463
OTHER NON-CURRENT ASSETS
Long term Investment (Note 3)	847	634
Deferred finance charges, net	13,002	8,029
Restricted cash, non-current (Note 8 )	11,020	10,620
Fair value of above market acquired time charter (Note 7)	2,723	11,908
TOTAL ASSETS	2,468,346	2,062,084
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	93,128	88,317
Lease commitments short term (Note 5)	4,380	0
Excel Vessel Bridge Facility from related parties, current portion (Note 3 and Note 8)	0	8,168
Accounts payable	10,898	18,487
Due to buyers (Note 5)	0	1,100
Due to related parties (Note 3)	900	2,166
Due to managers	4,539	0
Accrued liabilities	14,171	13,738
Derivative liability, current (Note 14)	7,247	5,722
Deferred revenue	1,863	2,500
Total Current Liabilities	137,126	140,198
NON-CURRENT LIABILITIES
8.00% 2019 Notes (Note 8)	50,000	50,000
Long term debt (Note 8)	714,940	667,315
Lease commitments long term (Note 5)	77,300	0
Excel Vessel Bridge Facility from related parties, non current portion (Note 3 and Note 8)	0	47,993
Derivative liability, non current (Note 14)	3,653	2,010
Other non-current liabilities	300	266
TOTAL LIABILITIES	$ 983,319	$ 907,782
COMMITMENTS & CONTINGENCIES (Note 13)
STOCKHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2014 and June 30, 2015 (Note 9)	$ 0	$ 0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 109,426,236 and 218,934,541 shares issued and outstanding at December 31, 2014 and June 30, 2015, respectively (Note 9)	2,189	1,094
Additional paid in capital (Note 9)	2,005,649	1,567,713
Accumulated other comprehensive loss (Note 14)	(3,487)	(378)
Accumulated deficit	(519,324)	(414,127)
Total Stockholders' Equity	1,485,027	1,154,302
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,468,346	$ 2,062,084